Fair Value Disclosures - Analysis of Level 3 Assets and Liabilities Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	$ 38,300	$ 88,000	$ 68,600
Transfers of assets from Level 3 to Level 2	168,700	24,700	26,700
Transfers of liabilities from Level 2 to Level 3	74,300	1,900
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	24,700	143,400
Net gains (losses) on Level 3 assets (realized and unrealized)	142,300	(51,600)	(217,000)
Net gains (losses) on Level 3 liabilities (realized and unrealized)	12,600	(82,100)	44,500
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3		32,500
Transfers of assets from Level 3 to Level 2	5,400	5,100	6,000
Net gains (losses) on Level 3 assets (realized and unrealized)	28,556	(4,086)	(11,407)
Net gains (losses) on Level 3 liabilities (realized and unrealized)	83	(456)	2,649
Other asset backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	10,200	23,000	12,100
Transfers of assets from Level 3 to Level 2		6,800	2,600
Net gains (losses) on Level 3 assets (realized and unrealized)	5,335	(3,848)	433
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	3,300	18,000	8,900
Transfers of assets from Level 3 to Level 2	17,900	3,000
Net gains (losses) on Level 3 assets (realized and unrealized)	1,565	83	(4,860)
Net gains (losses) on Level 3 liabilities (realized and unrealized)	(1,205)	268	381
Loans and finance eceivables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	17,200	10,900	27,400
Transfers of assets from Level 3 to Level 2		7,100	8,600
Net gains (losses) on Level 3 assets (realized and unrealized)	6,995	(12,341)	(4,507)
Investments at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3			10,200
Transfers of assets from Level 3 to Level 2	137,500
Net gains (losses) on Level 3 assets (realized and unrealized)	112,012	(31,666)	(183,480)
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3			5,600
Net gains (losses) on Level 3 assets (realized and unrealized)	(1,694)	(827)	(2,888)
Net gains (losses) on Level 3 liabilities (realized and unrealized)	0	0	(35)
Collateralized Debt Obligations and Collateralized Loan Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	7,600		3,000
Transfers of assets from Level 3 to Level 2			8,800
Net gains (losses) on Level 3 assets (realized and unrealized)	8,092	(3,821)	(514)
Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of liabilities from Level 2 to Level 3	16,200		57,200
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	24,700	60,800	14,300
Net gains (losses) on Level 3 liabilities (realized and unrealized)	(7,246)	40	21,452
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gains (losses) on Level 3 liabilities (realized and unrealized)	22,132	(84,930)	18,662
Residential mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 3 to Level 2	19,300
Net gains (losses) on Level 3 assets (realized and unrealized)	(243)	(934)	(1,669)
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of liabilities from Level 2 to Level 3		1,800
Net gains (losses) on Level 3 liabilities (realized and unrealized)	(1,826)	520	1,382
Loans to and investments in associated companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3		34,700
Net gains (losses) on Level 3 assets (realized and unrealized)	(9,343)	5,497
Structured notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of liabilities from Level 2 to Level 3	$ 57,900		22,600
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3		$ 80,600	$ 61,700